Derivatives and hedge accounting - Maturity derivatives designated in cash flow hedging (Details) - Derivatives [member] - Cash flow hedges [member] - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Market risk [member] | Currency Swap Contract [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(11,934)	(12,086)
Market risk [member] | Currency Swap Contract [Member] | Not later than one month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(160)
Market risk [member] | Currency Swap Contract [Member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(1,666)	(1,098)
Market risk [member] | Currency Swap Contract [Member] | Later than three months and not later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(2,828)	(2,068)
Market risk [member] | Currency Swap Contract [Member] | Between 1-2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(2,446)	(5,044)
Market risk [member] | Currency Swap Contract [Member] | Between 2-3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(3,493)	(2,509)
Market risk [member] | Currency Swap Contract [Member] | Between 3-4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(1,324)	(1,473)
Market risk [member] | Currency Swap Contract [Member] | Between 4-5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	194	3
Market risk [member] | Currency Swap Contract [Member] | More than 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(210)	104
Interest rate risk [member] | Interest rate swap [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(37,904)	(48,627)
Interest rate risk [member] | Interest rate swap [member] | Not later than one month [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(248)	(401)
Interest rate risk [member] | Interest rate swap [member] | Later than one month and not later than three months [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(92)	580
Interest rate risk [member] | Interest rate swap [member] | Later than three months and not later than one year [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(2,061)	(2,591)
Interest rate risk [member] | Interest rate swap [member] | Between 1-2 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(4,896)	(6,512)
Interest rate risk [member] | Interest rate swap [member] | Between 2-3 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(1,832)	(5,541)
Interest rate risk [member] | Interest rate swap [member] | Between 3-4 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(5,772)	(5,788)
Interest rate risk [member] | Interest rate swap [member] | Between 4-5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(3,466)	(5,364)
Interest rate risk [member] | Interest rate swap [member] | More than 5 years [member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount	(19,537)	(23,009)